NOTE 4 - INVENTORY, NET	12 Months Ended
Jun. 30, 2018
Notes
NOTE 4 - INVENTORY, NET

NOTE 4 – INVENTORY, NET

Inventories consisted of the following:	As of June 30,
	2018	2017
Raw materials	$825,675	$530,280
Work in process	1,076,749	1,732,324
Finished goods	2,256,171	612,399
	4,158,595	2,875,003
Less: inventory allowance	(5,012)	(18,425)
Inventory, net	$4,153,583	$2,856,578

Inventory includes raw materials and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead.